Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Components of Notes Payable

Notes payable consist of the following at December 31, 2010 and 2011 (in thousands):

	2010	2011
Term A-1 Loan, interest at Prime +3.00% or LIBOR (subject to a 2.00% floor) + 4.00%, which was 6.00% at December 31, 2010	$3,000	—
Term A-2 Loan, interest at Prime +4.50% or LIBOR (subject to a 2.00% floor) + 5.50%, which was 7.50% at December 31, 2010 and LIBOR +5.50%, which was 7.75% at December 31, 2011	44,133	33,185
Term B Loan, interest at Prime + 10.75% or LIBOR (subject to a 2.00% floor effective June 25, 2010) + 11.75%, which was 13.75% at December 31, 2010, and LIBOR + 11.75%, which was 14.00% at December 31, 2011	62,000	62,000

The Term A-1 Loan, Term A-2 Loan, and the Term B Loan are subject to Amendment No. 5 to Amended and Restated Credit Agreement dated June 25, 2010, Waiver and Amendment No. 4 to Amended and Restated Credit Agreement dated June 9, 2009, Waiver and Amendment No. 3 to Amended and Restated Credit Agreement dated June 10, 2008, Waiver and Amendment No. 2 to Amended and Restated Credit Agreement dated June 25, 2007, Consent, Waiver, and Amendment No. 1 to Amended and Restated Credit Agreement dated April 28, 2006, and to the Amended and Restated Credit Agreement dated February 4, 2005, secured by all assets and liabilities

	109,133	95,185

Less current portion	(12,500)	(8,134)

	$96,633	87,051

Maturity of Notes Outstanding	The maturities of the notes outstanding as of December 31, 2011 are as follows (in thousands):

2012	$95,185

Total	$95,185